Warrants (Details) $ / shares in Units, $ in Thousands	12 Months Ended
	Oct. 31, 2021 CAD ($) $ / shares shares	Oct. 31, 2020 CAD ($) $ / shares shares	Oct. 31, 2019 CAD ($) $ / shares shares	Jan. 27, 2020 $ / shares shares
Class of Warrant Outstanding [Abstract]
Number of warrants outstanding, beginning balance	131,064,114	43,677,333
Number of warrants terminated	(59,578,382)	(1,600,000)
Number of warrants expired		(4,252,620)
Number of warrants exercised	(54,268,198)
Number of warrants outstanding, Ending balance	111,242,184	131,064,114	43,677,333
Class of Warrant Outstanding, Value [Abstract]
Warrants outstanding amount, beginning balance | $	$ 5,796	$ 6,609
Re-class warrants on convertible debt to equity | $		(660)
Value of warrants terminated | $	(5,457)	(105)
Value of warrants expired | $		(906)
Value of warrants exercised | $	(2,110)
Derivative financial liabilities on warrant exercise | $	(10,270)
Warrants outstanding amount, ending balance | $	$ 10,724	$ 5,796	$ 6,609
Warrants exercise price | $ / shares	$ 2.5995	$ 0.4159	$ 0.6083
Weighted average number of years to expiry	2 years 3 days	2 years 25 days	1 year 1 month 17 days
Derivative liability | $	$ 1,693	$ 266
Number of warrants exercisable	111,242,184
Number of warrants converted	15
Number of securities into which the warrant or right may be converted	1
Unrealized gains (losses) on change in fair value of derivatives | $	$ (6,410)
Unrealized gains (losses) on change in fair value of derivatives | $	$ (6,989)	$ (459)
Saturninus Partners
Class of Warrant Outstanding, Value [Abstract]
Warrants exercise price | $ / shares				$ 0.40
Number of securities into which the warrant or right may be converted				1
Meta Growth Corp.
Class of Warrant Outstanding, Value [Abstract]
Number of warrants exercisable	18.2
Number of warrants converted	1
Warrants expiring on September 3, 2021
Class of Warrant Outstanding [Abstract]
Warrants issued for services		300,000
Class of Warrant Outstanding, Value [Abstract]
Warrants issued for services, value | $		$ 64
Warrants exercise price | $ / shares		$ 0.3800
Number of warrants converted		15
Number of securities into which the warrant or right may be converted		1
Fair value of warrants | $		$ 64
Warrants expiring on September 3, 2021 | Share price | Pre-consolidation
Class of Warrant Outstanding, Value [Abstract]
Warrant, measurement input | $ / shares		0.37
Warrants expiring on September 3, 2021 | Exercise price
Class of Warrant Outstanding, Value [Abstract]
Warrant, measurement input | $ / shares		0.38
Warrants expiring on September 3, 2021 | Volatility
Class of Warrant Outstanding, Value [Abstract]
Warrant, measurement input		111
Warrants expiring on November 12, 2021 One
Class of Warrant Outstanding [Abstract]
Warrants issued for services		3,500,000
Class of Warrant Outstanding, Value [Abstract]
Warrants issued for services, value | $		$ 204
Warrants exercise price | $ / shares		$ 0.3000
Weighted average number of years to expiry		3 days
Number of warrants converted		15
Number of securities into which the warrant or right may be converted		1
Fair value of warrants | $		$ 204
Warrants expiring on November 12, 2021 One | Share price | Pre-consolidation
Class of Warrant Outstanding, Value [Abstract]
Warrant, measurement input | $ / shares		0.22
Warrants expiring on November 12, 2021 One | Exercise price
Class of Warrant Outstanding, Value [Abstract]
Warrant, measurement input | $ / shares		0.30
Warrants expiring on November 12, 2021 One | Dividend payment
Class of Warrant Outstanding, Value [Abstract]
Warrant, measurement input		0
Warrants expiring on November 12, 2021 One | Volatility
Class of Warrant Outstanding, Value [Abstract]
Warrant, measurement input		70
Warrants expiring on November 12, 2021 One | Risk free interest rate
Class of Warrant Outstanding, Value [Abstract]
Warrant, measurement input		1.6
Warrants expiring on November 12, 2021 Two
Class of Warrant Outstanding [Abstract]
Warrants issued for services		1,000,000
Class of Warrant Outstanding, Value [Abstract]
Warrants issued for services, value | $		$ 111
Warrants exercise price | $ / shares		$ 0.3000
Number of warrants converted		15
Number of securities into which the warrant or right may be converted		1
Fair value of warrants | $		$ 111
Warrants expiring on November 12, 2021 Two | Share price | Pre-consolidation
Class of Warrant Outstanding, Value [Abstract]
Warrant, measurement input | $ / shares		0.22
Warrants expiring on November 12, 2021 Two | Exercise price
Class of Warrant Outstanding, Value [Abstract]
Warrant, measurement input | $ / shares		0.30
Warrants expiring on November 12, 2021 Two | Volatility
Class of Warrant Outstanding, Value [Abstract]
Warrant, measurement input		111
Warrants expiring on November 12, 2021 Two | Risk free interest rate
Class of Warrant Outstanding, Value [Abstract]
Warrant, measurement input		1.6
Warrants expiring on November 14, 2021
Class of Warrant Outstanding [Abstract]
Warrants issued for conversion of debt		7,936,507
Class of Warrant Outstanding, Value [Abstract]
Warrants issued for conversion of debt, value | $		$ 80
Warrants exercise price | $ / shares		$ 0.5000
Weighted average number of years to expiry		10 days
Warrants expiring on December 4, 2021
Class of Warrant Outstanding [Abstract]
Warrants issued for conversion of debt		8,392,857
Class of Warrant Outstanding, Value [Abstract]
Warrants issued for conversion of debt, value | $		$ 109
Warrants exercise price | $ / shares		$ 0.5000
Weighted average number of years to expiry		14 days
Warrants expiring on December 12, 2021
Class of Warrant Outstanding [Abstract]
Warrants issued for conversion of debt		7,936,508
Class of Warrant Outstanding, Value [Abstract]
Warrants issued for conversion of debt, value | $		$ 135
Warrants exercise price | $ / shares		$ 0.5000
Weighted average number of years to expiry		14 days
Warrants expiring on January 26, 2022 | Saturninus Partners
Class of Warrant Outstanding [Abstract]
Warrants issued for acquisitions		3,750,000
Class of Warrant Outstanding, Value [Abstract]
Warrants issued for acquisitions, value | $		$ 100
Warrants exercise price | $ / shares		$ 0.4000
Weighted average number of years to expiry		7 days
Warrants expiring on December 31, 2021
Class of Warrant Outstanding [Abstract]
Warrants issued for conversion of debt		58,823,529
Class of Warrant Outstanding, Value [Abstract]
Warrants exercise price | $ / shares		$ 0.2550
Weighted average number of years to expiry		3 months 18 days
Derivative liability | $		$ 266
Warrants expiring on September 30, 2021
Class of Warrant Outstanding [Abstract]
Warrants issued for debt		1,600,000
Class of Warrant Outstanding, Value [Abstract]
Warrants issued on debt, value | $		$ 55
Warrants exercise price | $ / shares		$ 0.3000
Weighted average number of years to expiry		3 days
Warrants expiring on December 14, 2021 | Meta Growth Corp.
Class of Warrant Outstanding [Abstract]
Warrants issued for acquisitions	741,600
Class of Warrant Outstanding, Value [Abstract]
Warrants issued for acquisitions, value | $	$ 3
Warrants exercise price | $ / shares	$ 1.3110
Warrants expiring on February 6, 2023 | Meta Growth Corp.
Class of Warrant Outstanding [Abstract]
Warrants issued for acquisitions	40,076,411
Class of Warrant Outstanding, Value [Abstract]
Warrants issued for acquisitions, value | $	$ 2,616
Warrants exercise price | $ / shares	$ 0.3520
Weighted average number of years to expiry	5 months 26 days
Warrants expiring on April 11, 2023 | Meta Growth Corp.
Class of Warrant Outstanding [Abstract]
Warrants issued for acquisitions	4,120,000
Class of Warrant Outstanding, Value [Abstract]
Warrants issued for acquisitions, value | $	$ 120
Warrants exercise price | $ / shares	$ 1.1040
Weighted average number of years to expiry	21 days
Warrants expiring on December 31, 2022
Class of Warrant Outstanding, Value [Abstract]
Derivative liability | $	$ 11,697
Warrants expiring on February 22, 2024
Class of Warrant Outstanding [Abstract]
Warrants issued - equity financing	27,878,919
Class of Warrant Outstanding, Value [Abstract]
Warrants issued - equity financing, value | $	$ 6,210
Warrants exercise price | $ / shares	$ 0.5800
Weighted average number of years to expiry	6 months 18 days
Warrants expiring on May 26, 2024
Class of Warrant Outstanding [Abstract]
Warrants issued - equity financing	21,207,720
Class of Warrant Outstanding, Value [Abstract]
Warrants issued - equity financing, value | $	$ 3,546
Warrants exercise price | $ / shares	$ 12.2500
Weighted average number of years to expiry	10 days